RELATED PARTY TRANSACTIONS AND BALANCES - Sales to related party (Details)	6 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Total revenues from related party	$ 13,112	¥ 85,657	¥ 0
Urumqi Yikeli Automatic Control Equipment Co., Ltd. [Member]
Related Party Transaction [Line Items]
Total revenues from related party	$ 13,112	¥ 85,657	¥ 0